Cash flow statement - Schedule of Analysis of Cash and Cash Equivalents as Shown in the Balance Sheet (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of cash flow statement [Abstract]
Cash and balances at central banks	£ 37,720	£ 42,396	£ 57,909
Less: mandatory reserve deposits	(37)	(21)	(1,740)
Bank balances at central banks other than mandatory reserve deposits	37,683	42,375	56,169
Loans and advances to banks	14,893	13,278	15,186
Less amounts with a maturity of three months or more	(11,977)	(5,941)	(4,817)
Loans and advances to banks current	2,916	7,337	10,369
Cash and cash equivalents	£ 40,599	£ 49,712	£ 66,538	£ 75,201